Leases - Maturities of remaining operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity of remaining operating lease liabilities:
2021	$ 374
2022	367
2023	366
2024	258
2025	257
Thereafter	830
Total lease payments	2,452
Less imputed interest	(315)
Total lease liabilities, as reported	$ 2,137	$ 2,224